Expense Example, No Redemption - Pioneer Corporate High Yield Fund	Dec. 31, 2021 USD ($)
A
Expense Example, No Redemption:
1	$ 662
3	946
5	1,252
10	2,117
C
Expense Example, No Redemption:
1	168
3	623
5	1,104
10	2,434
K
Expense Example, No Redemption:
1	61
3	287
5	531
10	1,231
Y
Expense Example, No Redemption:
1	61
3	304
5	567
10	$ 1,317